Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant and Equipment

	December 31, 2019
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost

Balance - January 1, 2019	$4,378	$-	$3,318	$7,696

Additions upon adoption of IFRS 16	-	4,679	-	4,679

Additions	9	59	547	615

Disposals	(7)	-	(29)	(36)

Balance - December 31, 2019	$4,380	$4,738	$3,836	$12,954

Accumulated Depreciation

Balance - January 1, 2019	$(2,024)	$-	$(2,046)	$(4,070)

Disposals	7	-	29	36

Depreciation	(501)	(704)	(404)	(1,609)

Balance - December 31, 2019	$(2,518)	$(704)	$(2,421)	$(5,643)

Net book value - December 31, 2019	$1,862	$4,034	$1,415	$7,311